Employee Benefit Plans - Schedule of Provide a Reconciliation of the Changes in the Benefit Obligations (Details) - Pension Plan [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Change in Benefit Obligations, (net)
Balance at beginning of year	$ 146,191	$ 107,956	$ 56,633
Interest cost	1,390	4,004	1,835
Current service cost	17,416	39,295	25,770
Gain on settlement	(81,046)	(18,150)	(3,253)
Actuarial (gain) loss	(23,832)	12,715	27,186
Exchange difference	710	371	(215)
Balance at end of year	60,829	146,191	107,956
Gross long service payment obligation	(96,934)	(247,509)
Add: Attributed contributions	36,105	101,318
Total net unfunded amount recognized in consolidated balance sheets	(60,829)	(146,191)	(107,956)
Net unfunded amounts recognized in consolidated balance sheets consist of:
Current liabilities included in accrued expenses and other current liabilities	(26,467)	(44,423)
Long-term liabilities included in other long-term liabilities, net of current portion	(34,362)	(101,768)
Total net unfunded amount recognized in consolidated balance sheets	$ (60,829)	$ (146,191)	$ (107,956)